May-04-04 11:26 From- [redacted] T-546 P.002/003 F-975

04027128

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-32154

NYSE

Cert NYS

May 4, 2004

MAY 4

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
MAY 14 2004
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, Salomon Brothers Inflation Mangement Fund Inc., Common Stock, par value $0.001. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on May 4, 2004. Tentative listing date – Not yet determined.

Sincerely,